Cash Flow Information - Summary of Reconciliation of Profit / Loss to Net Cash Outflow from Operating Activities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Information [Abstract]
Net loss		$ (27,864,014)	$ (51,860,307)	$ (13,444,393)	$ (13,430,174)
Adjustments for
Share based compensation		5,357,063	14,680,945	4,467,986	5,066,662
Borrowing costs		44,960	46,603	566	2,234,434
Fixed assets written off				2,002,399	141,278
Loss on sale of fixed assets		33,485		5,048
Software writtem off		96,596
Loss on equity investment securities at fair value through profit or loss			7,937,633
Foreign exchange (gain) / loss		(1,368,856)	(5,144,766)	79,543	264,982
Non-cash termination settlement				219,178
Loss on redemption of loan notes					1,183,292
Depreciation & amortization expense		2,572,018	4,214,620	1,264,622	1,183,292
Government incentives			(219,557)	(36,706)
Change in operating assets and liabilities:
(Increase)/decrease in other trade receivables		(378,076)	(991,503)	(1,620,204)	(654,850)
(Increase)/decrease in inventories		(1,383,644)	166,178
(Increase)/decrease in other operating assets		2,432,642	(3,543,910)
Increase / (decrease) in trade creditors		1,340,692	(90,690)
(Increase)/decrease in other operating liabilities		250,563	5,575,399	974,760	519,520
Net cash outflow from operating activities	$ (18,866,571)		(29,229,355)	(6,087,200)	(3,749,257)
Net cash outflow from operating activities		$ (18,866,571)	$ (29,229,355)	$ (6,087,201)	$ (4,674,856)